Note 18 - Stock Options and Nonvested Shares (Details) - Summary of the Stock Option Activity (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of the Stock Option Activity [Abstract]
Outstanding at beginning of year	11,144,998	11,994,698	13,103,238
Outstanding at beginning of year	$ 0.93	$ 0.96	$ 0.99
Granted	14,000,000		285,000
Granted	$ 0.25		$ 1.08
Exercised	(190,250)	(20,000)	(47,500)
Exercised	$ 0.16	$ 0.16	$ 0.47
Forfeited	(449,400)	(829,700)	(1,346,040)
Forfeited	$ 1.25	$ 1.35	$ 1.28
Outstanding at end of year	24,505,348	11,144,998	11,994,698
Outstanding at end of year	$ 0.54	$ 0.93	$ 0.96
Shares exercisable at end of year	10,500,548	10,856,838	10,588,058
Shares exercisable at end of year	$ 0.93	$ 0.92	$ 0.91